Business Combination - Schedule of Fair Value of the Total Purchase Consideration Transferred (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 18, 2020	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash			$ 37,268
Equity instruments			1,103
Contingent consideration			8,696
Fair value of total consideration transferred	$ 6,639		47,067
Incodema Holdings LLC
Business Acquisition [Line Items]
Cash		$ 18,720
Fair value of total consideration transferred		18,720
Fathom LLC
Business Acquisition [Line Items]
Cash			26,912
Equity instruments			2,923
Fair value of total consideration transferred			29,835
ICO Mold
Business Acquisition [Line Items]
Cash			15,998
Equity instruments			3,219
Fair value of total consideration transferred			19,217
Incodema
Business Acquisition [Line Items]
Cash			30,948
Equity instruments			920
Contingent consideration			8,696
Fair value of total consideration transferred			40,564
Newchem
Business Acquisition [Line Items]
Cash			6,320
Equity instruments			183
Contingent consideration			0
Fair value of total consideration transferred			6,503
Daholquist Machine
Business Acquisition [Line Items]
Cash			16,098
Equity instruments			368
Contingent consideration			1,166
Fair value of total consideration transferred			17,632
Daholquist Machine | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash			33,557
Equity instruments			1,471
Fair value of total consideration transferred			$ 35,028
Summit Tooling And Summit Plastics
Business Acquisition [Line Items]
Cash		10,875
Fair value of total consideration transferred		10,875
PPP
Business Acquisition [Line Items]
Cash		25,721
Fair value of total consideration transferred		25,721
Centex | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash		11,774
Fair value of total consideration transferred		11,774
Laser | Incodema Holdings LLC
Business Acquisition [Line Items]
Cash		6,946
Fair value of total consideration transferred		6,946
Micropulse West
Business Acquisition [Line Items]
Cash		12,452
Contingent consideration		1,295
Fair value of total consideration transferred		$ 13,747